PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 2500 Houston, TX 77046
713 626 1919
www.invesco.com
April 5, 2012
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Invesco Van Kampen California Value Municipal Income Trust CIK No. 0000895531
Ladies and Gentlemen:
On behalf of Invesco Van Kampen California Value Municipal Income Trust (the “Trust”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, is the electronic version of the Trust’s registration statement on Form N-14 (the “Registration Statement”) containing a proxy statement/prospectus. The Registration Statement is being filed to register the following:
•	Common shares of beneficial interest of the Trust that will be issued to the holders of common shares of beneficial interest of Invesco California Municipal Income Trust, Invesco California Quality Municipal Securities and Invesco California Municipal Securities.
As we have discussed with the examination staff, before any request for effectiveness of the Registration Statement will be filed, a pre-effective amendment to the Registration Statement will be filed that will incorporate audited annual financial statements and which will include complete financial information and required exhibits, including an auditors’ consent and opinion of counsel.
The calculation of the registration fee is provided on the Registration Statement facing sheet and the amount shown thereon has been wired to the U.S. Securities and Exchange Commission.
Please send copies of all correspondence with respect to the Registration Statement to my attention or contact me at 713.214.1968.
Very truly yours,

/S/ Stephen R. Rimes
Stephen R. Rimes
Counsel